Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 88,230	$ 82,386	$ 78,661
Accumulated depreciation and amortization	(34,168)	(27,112)	(15,871)
Property and equipment, net	54,062	55,274	62,790	$ 35,818
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27,296	$ 26,935	$ 20,728
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years	5 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25,047	$ 21,702	$ 18,069
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years	3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,714	$ 17,434	$ 13,606
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years	2 years	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years	15 years	15 years
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,046	$ 11,776	$ 9,089
Estimated Useful Lives	7 years	7 years	7 years
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 702	$ 702	$ 702
Estimated Useful Lives	39 years	39 years	39 years
Wireless Internet Infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 3,866
Wireless Internet Infrastructure | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		3 years	3 years
Wireless Internet Infrastructure | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		5 years	5 years
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,425	$ 3,837	$ 12,601